Provisions for employee benefits	12 Months Ended
Dec. 31, 2018
Provisions for Employee Benefits [Abstract]
Disclosure of employee benefits [text block]
21 Provisions for employee benefits

(€ million)	December 31, 2018	December 31, 2017
Italian defined benefit plans	275	284
Foreign defined benefit plans	385	409
FISDE, foreign medical plans and other	148	135
Defined benefit plans	808	828
Other benefit plans	309	194
Provision for employee benefits	1,117	1,022

The liability relating to Eni’s commitment to cover the healthcare costs of personnel is determined on the basis of the contributions paid by the Company.
Other employee benefit plans related to deferred monetary incentive plans for €136 million, the isopensione
plans of Eni gas e luce SpA for €132 million, jubilee awards for €22 million, long-term incentive plan still outstanding for €8 million and other long-term plans for €11 million.
Present value of employee benefits, estimated by applying actuarial techniques, consisted of the following:

	December 31, 2018						December 31, 2017
			FISDE,						FISDE
			foreign						foreign
	Italian	Foreign	medical				Italian	Foreign	medical
	defined	defined	plans	Defined	Other		defined	defined	plans	Defined	Other
	benefit	benefit	and	benefit	benefit		benefit	benefit	and	benefit	benefit
(€ million)	plans	plans	other	plans	plans	Total	plans	plans	other	plans	plans	Total
Present value of benefit liabilities at beginning of year	284	997	135	1,416	194	1,610	298	895	136	1,329	158	1,487
Current cost		27	2	29	42	71		24	2	26	54	80
Interest cost	4	31	2	37	1	38	3	29	2	34	1	35
Remeasurements:	1	(25)	13	(11)	30	19	(6)	54	(1)	47	3	50
- actuarial (gains) losses due to changes in demographic assumptions								(14)		(14)		(14)
- actuarial (gains) losses due to changes in financial assumptions		(31)	1	(30)	29	(1)	(5)	71		66	3	69
- experience (gains) losses	1	6	12	19	1	20	(1)	(3)	(1)	(5)		(5)
Past service cost and (gains) losses settlements		2	1	3	115	118		(1)	2	1	28	29
Plan contributions:								1		1		1
- employee contributions		1		1		1		1		1		1
Benefits paid	(15)	(35)	(9)	(59)	(74)	(133)	(10)	(37)	(6)	(53)	(36)	(89)
Reclassification to asset held for sale		(8)		(8)		(8)		(12)		(12)	(2)	(14)
Changes in the scope of consolidation		(90)		(90)	(2)	(92)	(1)	(15)	(1)	(17)	(3)	(20)
Currency translation differences and other changes	1	26	4	31	3	34		59	1	60	(9)	51
Present value of benefit liabilities at end of year (a)	275	925	148	1,348	309	1,657	284	997	135	1,416	194	1,610
Plan assets at beginning of year		588		588		588		619		619		619
Interest income		17		17		17		20		20		20
Return on plan assets		(21)		(21)		(21)		12		12		12
Plan contributions:		25		25		25		24		24		24
- employee contributions		1		1		1		1		1		1
- employer contributions		24		24		24		23		23		23
Benefits paid		(26)		(26)		(26)		(25)		(25)		(25)
Changes in the scope of consolidation		(64)		(64)		(64)		(15)		(15)		(15)
Currency translation differences and other changes		26		26		26		(47)		(47)		(47)
Plan assets at end of year (b)		545		545		545		588		588		588
Asset ceiling at beginning of year
Change in asset ceiling		5		5		5
Asset ceiling at end of year (c)		5		5		5
Net liability recognized at end of year (a-b+c)	275	385	148	808	309	1,117	284	409	135	828	194	1,022

Employee benefit plans included the liability attributable to partners operating in exploration and production activities
of  €181 million
(
€177 million at December 31, 2017). Eni recorded a receivable for an amount equivalent to such liability.
Costs charged to the profit and loss account consisted of the following:

(€ million)	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Defined benefit plans	Other benefit plans	Total
2018
Current cost		27	2	29	42	71
Past service cost and (gains) losses on settlements		2	1	3	115	118
Interest cost (income), net:
- interest cost on liabilities	4	31	2	37	1	38
- interest income on plan assets		(17)		(17)		(17)
Total interest cost (income), net	4	14	2	20	1	21
- of which recognized in “Payroll and related cost”					1	1
- of which recognized in “Financial income (expense)”	4	14	2	20		20
Remeasurements for long-term plans					30	30
Total	4	43	5	52	188	240
- of which recognized in “Payroll and related cost”		29	3	32	188	220
- of which recognized in “Financial income (expense)”	4	14	2	20		20
2017
Current cost		24	2	26	54	80
Past service cost and (gains) losses on settlements		(1)	2	1	28	29
Interest cost (income), net:
- interest cost on liabilities	3	29	2	34	1	35
- interest income on plan assets		(20)		(20)		(20)
Total interest cost (income), net	3	9	2	14	1	15
- of which recognized in “Payroll and related cost”					1	1
- of which recognized in “Financial income (expense)”	3	9	2	14		14
Remeasurements for long-term plans					3	3
Total	3	32	6	41	86	127
- of which recognized in “Payroll and related cost”		23	4	27	86	113
- of which recognized in “Financial income (expense)”	3	9	2	14		14
Costs of defined benefit plans recognized in other comprehensive income consisted of the following:
	2018				2017
(€ million)	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Total	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Total
Remeasurements
Actuarial (gains)/losses due to changes in demographic assumptions						(14)		(14)
Actuarial (gains)/losses due to changes in financial assumptions		(31)	1	(30)	(5)	71		66
Experience (gains) losses	1	6	12	19	(1)	(3)	(1)	(5)
Return on plan assets		21		21		(12)		(12)
Change in asset ceiling		5		5
	1	1	13	15	(6)	42	(1)	35

Plan assets consisted of the following:

(€ million)	Cash and cash equivalents	Equity securities	Debt securities	Real estate	Derivatives	Investment funds	Assets held by insurance company	Other	Total
December 31, 2018
Plan assets with a quoted market price	115	37	238	6	2	56	18	70	542
Plan assets without a quoted market price							3		3
	115	37	238	6	2	56	21	70	545
December 31, 2017
Plan assets with a quoted market price	16	48	329	10	9	60	13	100	585
Plan assets without a quoted market price							3		3
	16	48	329	10	9	60	16	100	588

The main actuarial assumptions used in the measurement of the liabilities at year-end and in the estimate of costs expected for
2019
consisted of the following
:
		Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Other long-term benefit plans
2018
Discount rate	(%)	1.5	0.8-18.0	1.5	0.2-1.5
Rate of compensation increase	(%)	2.5	1.5-16.5
Rate of price inflation	(%)	1.5	0.8-16.0	1.5	1.5
Life expectations on retirement at age 65	(years)		13-25	24
2017
Discount rate	(%)	1.5	0.6-15.5	1.5	0.0-1.5
Rate of compensation increase	(%)	2.5	1.5-13.5
Rate of price inflation	(%)	1.5	0.6-14.8	1.5	1.5
Life expectations on retirement at age 65	(years)		13-24	24

The following is an analysis by geographical area related to the main actuarial assumptions used in the valuation of the principal foreign defined benefit plans:
		Euro area	Rest of Europe	Africa	Other areas	Foreign defined benefit plans
2018
Discount rate	(%)	1.5-1.9	0.8-2.9	3.7-18.0	8.0-13.3	0.8-18.0
Rate of compensation increase	(%)	1.5-3.0	2.5-3.8	5.0-16.5	10.0-13.3	1.5-16.5
Rate of price inflation	(%)	1.5-2.0	0.8-3.3	3.7-16.0	3.5-5.0	0.8-16.0
Life expectations on retirement at age 65	(years)	21-22	23-25	13-17		13-25
2017
Discount rate	(%)	1.5-1.8	0.6-2.5	3.7-15.5	4.1-8.0	0.6-15.5
Rate of compensation increase	(%)	1.5-3.0	2.5-3.7	5.0-13.5	1.5-10.0	1.5-13.5
Rate of price inflation	(%)	1.5-1.9	0.6-3.4	3.7-14.8	1.5-4.8	0.6-14.8
Life expectations on retirement at age 65	(years)	21-24	22-24	13-17		13-24

The effects of a possible change in the main actuarial assumptions at the end of the year are listed below:
	Discount rate		Rate of price inflation	Rate of increases in pensionable salaries	Healthcare cost trend rate	Rate of increases to pensions in payment
(€ million)	0.5% Increase	0.5% Decrease	0.5% Increase	0.5% Increase	0.5% Increase	0.5% Increase
December 31, 2018
Italian defined benefit plans	(12)	13	8
Foreign defined benefit plans	(58)	65	23	15		18
FISDE, foreign medical plans and other	(7)	8			6
Other benefit plans	(5)	3	1
December 31, 2017
Italian defined benefit plans	(13)	14	9
Foreign defined benefit plans	(72)	79	24	20		13
FISDE, foreign medical plans and other	(7)	7			7
Other benefit plans	(3)	1	1

The sensitivity analysis was performed based on the results for each plan through assessments calculated considering modified parameters.
The amount of contributions expected to be paid for employee benefit plans in the next year amounted to €129 million, of which €48 million related to defined benefit plans.
The following is an analysis by maturity date of the liabilities for employee benefit plans and their relative weighted average duration:
(€ million)	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Other benefit plans
December 31 , 2018
2019	15	54	9	81
2020	16	56	7	72
2021	18	63	6	67
2022	14	64	6	20
2023	11	74	6	17
2024 and thereafter	201	74	114	57
Weighted average duration (years)	10.1	17.4	12.8	2.6
December 31, 2017
2018	16	47	7	64
2019	17	65	7	58
2020	18	70	6	45
2021	17	79	6	7
2022	14	84	6	5
2023 and thereafter	202	64	103	25
Weighted average duration (years)	10.1	17.5	12.8	2.8